BUSINESS AND BASIS OF PRESENTATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Business And Basis Of Presentation [Line Items]
BUSINESS AND BASIS OF PRESENTATION

1.           BUSINESS AND BASIS OF PRESENTATION

Business — Diamond S Shipping Inc. (“DSSI”) was formed on November 14, 2018 under the laws of the Republic of the Marshall Islands for the purpose of receiving, via contribution from Capital Product Partners L.P. (“CPLP”), CPLP’s crude and product tanker business and combining that business with the business and operations of DSS Holdings L.P. (“DHLP”) pursuant to the Transaction Agreement, dated as of November 27, 2018 (as amended, the “Transaction Agreement”), by and among CPLP, DHLP, DSSI and the other parties named therein. DHLP was a Cayman Island limited partnership formed on October 1, 2007.

On March 27, 2019, DSSI, and DHLP and all of its directly-owned subsidiaries (the “DHLP Subsidiaries”) completed a merger pursuant to the Transaction Agreement. Pursuant to the terms of the Transaction Agreement, on March 27, 2019, the DHLP subsidiaries merged with and into DSSI, with DSSI being the surviving corporation in the merger (the “Merger”). DSSI and the DHLP Subsidiaries are hereinafter referred to collectively as the “Company.”

The Merger was accounted for as a reverse acquisition in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” as the DHLP subsidiaries are the accounting acquirer for financial reporting purposes. Accordingly, the historical consolidated financial statements of the DHLP subsidiaries for periods prior to the Merger are considered to be the predecessor financial statements of the Company. Refer to Note 3 — Merger Transaction for further information.

The Company is a seaborne transporter of crude oil and refined petroleum products, operating in the international shipping industry. As of September 30, 2019, through its wholly-owned subsidiaries, the Company owns and operates 64 tanker vessels: 13 Suezmax crude carriers, one Aframax crude carrier and 50 medium range (“MR”) product carriers. The Company also controls and operates two Suezmax vessels through a joint venture (Refer to Note 5 — Joint Venture Investments).